Intangible assets and goodwill	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Intangible assets and goodwill
13	Intangible assets and goodwill

	Goodwill	Rights on contracts	Customer relationships	Educational system	Copyrights	Software license	Trademarks	Educational platform	Non compete agreement	In Progress	Total
Cost
As of December 31, 2015	12,845	15,263	10,329	1,300	205	195	5,604	774	—	—	46,515
Acquisitions	—	—	—	245	2,978	417	104	1,819	—	—	5,563
Business combination	20,365	—	4,300	12,000	—	—	5,100	—	—	—	41,765

As of December 31, 2016	33,210	15,263	14,629	13,545	3,183	612	10,808	2,593	—	—	93,843
Acquisitions	—	—	2,016	—	1,925	603	—	1,503	—	—	6,047
Disposals	—	—	—	(245)	(160)	—	(105)	(154)	—	—	(664)
Business combinations	56,424	—	6,400	23,356	—	178	8,412	—	1,097	—	95,867

As of December 31, 2017	89,634	15,263	23,045	36,656	4,948	1,393	19,115	3,942	1,097	—	195,093
Acquisitions	—	—	—	—	7,744	1,415	62	17,969	—	2,213	29,403

As of December 31, 2018	89,634	15,263	23,045	36,656	12,692	2,808	19,177	21,911	1,097	2,213	224,496

Amortization
As of December 31, 2015	—	(809)	(797)	(239)	(55)	(33)	(647)	(30)	—	—	(2,610)
Amortization	—	(917)	(2,202)	(677)	(254)	(73)	(627)	(219)	—	—	(4,969)

As of December 31, 2016	—	(1,726)	(2,999)	(916)	(309)	(106)	(1,274)	(249)	—	—	(7,579)
Amortization	—	(1,041)	(1,925)	(5,211)	(1,012)	(167)	(1,396)	(1,224)	(55)	—	(12,031)

As of December 31, 2017	—	(2,767)	(4,924)	(6,127)	(1,321)	(273)	(2,670)	(1,473)	(55)	—	(19,610)
Amortization	—	(1,182)	(2,636)	(6,589)	(2,618)	(375)	(1,140)	(2,387)	(219)	—	(17,146)

As of December 31, 2018	—	(3,949)	(7,560)	(12,716)	(3,939)	(648)	(3,810)	(3,860)	(274)	—	(36,756)

Net book value
As of December 31, 2017	89,634	12,496	18,121	30,529	3,627	1,120	16,445	2,469	1,042	—	175,483

As of December 31, 2018	89,634	11,314	15,485	23,940	8,753	2,160	15,367	18,051	823	2,213	187,740

(a)	Goodwill

The carrying amount of goodwill by operating segment was:

	2018	2017
Core	62,036	62,036
Supplemental	27,598	27,598

	89,634	89,634

Impairment test for goodwill

The Company performed its annual impairment test on December 31, 2018, 2017 and 2016. The Company tests at least annually the recoverability of the carrying amount of each operating segment. The process of estimating these values involves the use of assumptions, judgments and estimates of future cash flows that represent the Company’s best estimate.

Goodwill is monitored by management at the level of the two operating segments. The Core and Supplemental operating segments had an important cash flow improvement as they have increased their number of students and achieved greater scale that positively impact the gross margin.

The Company’s management estimates future gross margin based on past performance and its expectations of market developments. The discount rates used are pre-tax and reflect the specific risks associated with the segment being tested.

The value-in-use calculation is based on cash flow projections and financial budgets approved by management for a period of five years. Cash flows beyond the five-year period were extrapolated using an estimated growth rate. The growth rate does not exceed the average long-term rate for the industry. The fair value of the Core operating segment calculated for 2018 was R$ 721,271 (R$ 308,767 in 2017), and the carrying amount was R$ 265,607. The fair value of the Supplemental operating segment for 2018 was R$ 195,023 (R$ 98,517 in 2017), and the carrying amount was R$ 37,032.

The fair value calculations were based on the discounted cash flow model and are based on the following assumptions for those segments:

	Budget period				Growth rate beyond budget
	Gross margin		Growth rate		period		Discount rate
	2018	2017	2018	2017	2018	2017	2018	2017
Core	78.8%	55.8%	21.1%	20.5%	4.0%	7.0%	15.7%	14.8%
Supplemental	87.4%	82.9%	33.0%	62.7%	4.0%	4.0%	17.6%	19.4%

Significant estimate: impact of possible changes in key assumptions

A decrease of 1,000 basis points in management estimated gross margin used in the value-in-use calculation for the Core operating segment as of December 31, 2018 (68.8% instead of 78.8%), would have not resulted in the recognition of an impairment of goodwill. Also, the Company performed the same sensitivity analysis for the Supplemental operating segment and concluded it would have not resulted in the recognition of an impairment of goodwill.

In addition, an increase of 1,000 basis points in management’s estimated discount rate applied to the cash flow projections of the Core operating segment for the year ended December 31, 2018 (25.7% instead of 15.7%), would have not resulted in the recognition of an impairment of goodwill.

Also, the Company performed the same sensitivity analysis for the Supplemental operating segment (27.6% instead of 17.6%) and concluded it would have not resulted in the recognition of an impairment of goodwill.

There was no goodwill impairment for the years ended December 31, 2018, 2017 and 2016.

(b)	Other intangible assets

Intangible assets, other than goodwill, are valued separately for each acquisition and are amortized during each useful life. The useful lives and methods of amortization of other intangibles are reviewed at each financial year end and adjusted prospectively, if appropriate.

The estimated useful lives of intangible assets for the years ended December 31, 2018, 2017 and 2016 are as follows:

Years
Rights on contracts	10
Customer relationships	4 to 16
Educational system	2 to 8
Copyrights	3
Software license	5
Trademarks	2 to 13
Educational platform	3
Non-compete agreement	5

For the years ended December 31, 2018, 2017 and 2016 there were no indicatives that the Company’s intangible assets with definite lives might be impaired.